PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	December 31
	2023	2024
Cost:
Laboratory equipment	$3,514	$3,504
Office equipment and furniture	288	287
Computers and software	451	453
Leasehold improvements	1,985	1,982
	6,238	6,226
Less:
Accumulated depreciation and amortization	(5,804)	(6,024)
Property and equipment, net	$434	$202